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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                 March 9, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Variable Life Insurance Separate Account Two File No. 811-7891

Commissioners:

   Annual reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Variable Life Insurance Separate Account Two of MetLife Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File
No. 811-03618.

                                                  Sincerely,

                                                  /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.